Revenue - Revenue from the Transfer of Goods and Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 221,339	$ 245,252
Point-in-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	219,643	243,375
Over-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,696	1,877
Cannabis | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	251,607	288,592
Cannabis | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,696	1,877
Cannabis | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(31,964)	(45,217)
Cannabis | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	251,607	288,592
Cannabis | Point-in-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Point-in-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(31,964)	(45,217)
Cannabis | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Over-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,696	1,877
Cannabis | Over-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 0	$ 0